UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2016

Item 1. Reports to Stockholders

Annual report

Fixed income mutual fund

Delaware Investments Ultrashort Fund

(formerly, Delaware Cash Reserve® Fund)

March 31, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Investments Ultrashort Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of March 31, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments Ultrashort Fund	April 12, 2016 (Unaudited)

Performance preview (for the year ended March 31, 2016)
Delaware Investments Ultrashort Fund (Class A shares)	1-year return	+0.32%
BofA Merrill Lynch U.S. 6-Month Treasury Bill Index (benchmark)	1-year return	+0.39%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Investments Ultrashort Fund, please see the table on page 3.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.

Please see page 6 for a description of the index.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

In August 2015, the Board of Trustees of Delaware Cash Reserve® Fund (the “Fund”) approved the conversion of the Fund from a money market fund with a stable net asset value of $1.00 per share to an ultrashort fund that will have a fluctuating net asset value. Following the conversion of the Fund to an ultrashort fund in January 2016, the Fund no longer operated as a money market fund and was renamed Delaware Investments Ultrashort Fund.

Effective Jan. 5, 2016, the Fund’s investment objective, strategies, and policies were changed to permit the Fund to invest in a diversified portfolio of ultrashort fixed income securities and to have a fluctuating net asset value. These changes allowed the Fund to invest in a broader range of fixed income securities, including U.S. government securities, foreign government securities, and corporate securities of domestic and foreign issues, with longer maturities. Prior to Jan. 5, 2016, the Fund operated as a money market fund with a stable net asset value of $1.00 per share. The majority of returns shown reflect the Fund’s prior investment objective, strategies, and policies and may not be indicative of future returns.

Throughout the fiscal year, interest rate differentials widened between the United States and other developed countries, with some European government bonds being set at negative yields and the Bank of Japan introducing negative yields in February.

In our view, the U.S. money market has been unattractive since 2008, when the Federal Reserve announced its zero interest rate policy – a policy that lasted until the Fed raised the federal funds rate a modest 0.25 percentage points in December 2015. The Fed’s rate increase had been anticipated throughout 2015 and led to initial expectations of additional gradual rate hikes in 2016 and beyond. However, by the end of the Fund’s fiscal year, those expectations began to be dialed back in response to continued global economic weakness, including declining commodity prices and low inflation.

Fund performance

For the fiscal year ended March 31, 2016, Delaware Investments Ultrashort Fund (Class A shares with all distributions reinvested) returned +0.32% at net asset value and -1.65% at maximum offer price. For the same period, the Fund’s benchmark, the BofA Merrill Lynch U.S. 6-Month Treasury Bill Index, returned +0.39%. Complete annualized performance for Delaware Investments Ultrashort Fund is shown in the table on page 3.

For the first nine months of the fiscal year as Delaware Cash Reserve Fund, the Fund’s gross yield varied from 0.16% to 0.22%. The net yield in that period ranged from 0.01% to 0.05%. We continued to waive fees, as we – and many other U.S. money market funds – have for the past

Portfolio management review

Delaware Investments Ultrashort Fund

eight years, because without fee waivers, money market funds would have had negative yields.

For context, Japan and Europe introduced negative yields in January 2016, and in mid-February 2016, all of Japan’s trust banks reported they would close all their money market funds because of negative yields (source: Bloomberg).

From April through December 2015, the average maturity of Delaware Cash Reserve® Fund ranged from 34 to 42 days. The Fund’s portfolio is positioned with a duration of 0.63 years.

In restructuring the Fund, we let most of our money market instruments roll off at maturity, and we restructured the portfolio to have roughly one-third asset-backed securities (ABS), one-third high-grade corporates, and one-third in money markets, primarily for liquidity purposes.

Our decision to convert the money market Delaware Cash Reserve Fund to Delaware Investments Ultrashort Fund was partly influenced by the extended outlook for very low yields. We believed that an ultrashort fund had the potential to capture the “sweet spot” (the point at which an indicator or policy provides the optimal balance of costs and benefits) along the short yield curve, thus allowing us to capture some yield and offer investors an investment with a relatively attractive return when markets are volatile.

Corporate bonds contributed the most to performance for Delaware Investments Ultrashort Fund. We extended the Fund’s duration and captured a fair bit of yield in the sector, where we had positive trading results with some of the Fund’s new issues.

Money market holdings understandably pulled down the Fund’s performance. But within that portion of the Fund’s portfolio, we have chosen not to seek to capture a marginal amount of yield by extending duration, because we believe the potential gain would be too small for the Fund.

In structuring Delaware Investments Ultrashort Fund, with our goal of capturing the sweet spot on the short yield curve while maintaining some stability, we chose to keep the portfolio entirely investment grade for the period. Mindful of the lessons from 2008, we did not want to reach too far out for yield in poorer-quality securities or in securities with obscured underlying assets. We also chose not to own any government securities, as we believe they are unattractive currently, with some Treasury bills trading with negative yields as demand rises.

At of the end of the Fund’s fiscal year, we are keeping a close eye on the prospect of the Fed’s raising rates again, as the federal funds futures market most recently priced in a 50% chance of a rate rise by December 2016 (source: Reuters).

Performance summary
Delaware Investments Ultrashort Fund	March 31, 2016 (Unaudited)

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1,2

Average annual total returns through March 31, 2016

	1 year	5 years	10 years	Lifetime

Class A (Est. March 10, 1988)
Excluding sales charge	+0.32%	+0.11%	+1.02%	+2.89%
Including sales charge	-1.65%	-0.29%	+0.82%	+2.82%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+0.32%	+0.11%	+0.81%	+1.64%
Including sales charge	-0.68%	+0.11%	+0.81%	+1.64%
Class L (Est. June 30, 1978)
Excluding sales charge	+0.32%	+0.11%	+1.10%	+4.88%
Including sales charge	+0.32%	+0.11%	+1.10%	+4.88%
Institutional Class (Est. Jan. 5, 2016)
Excluding sales charge	n/a	n/a	n/a	+0.39%
Including sales charge	n/a	n/a	n/a	+0.39%
BofA Merrill Lynch U.S. 6-Month Treasury Bill Index*	+0.39%	+0.22%	+1.49%	+3.72%

*The benchmark lifetime return is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

Effective Jan. 5, 2016, the Fund’s investment objective, strategies, and policies were changed to permit the Fund to invest in a diversified portfolio of ultrashort fixed income securities, and to have a fluctuating net asset value. These changes allowed the Fund to invest in a broader range of fixed income securities, including U.S. government securities, foreign government securities, and corporate securities of domestic and foreign issuers, with longer maturities. Prior to Jan. 5, 2016, the Fund operated as a money market fund with a stable net asset value of $1.00 per share. The returns shown below reflect the Fund’s prior investment objective, strategies, and policies and may not be indicative of future returns.

In conjunction with the conversion, Class A shares became Class L shares and Consultant Class shares became Class A shares. The “Fund and benchmark performance” table returns are the returns of the converted Consultant Class shares (now Class A shares), which differ from the returns of the historical Class A shares (now Class L shares) due to the difference in their annual operating expenses. In addition, effective Jan. 5, 2016, a new Institutional Class of the Fund was created.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described

Performance summary

Delaware Investments Ultrashort Fund

below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.00%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee was contractually limited to 0.00% of average daily net assets from Jan. 4, 2016 through Jan. 31, 2017. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee was contractually limited to 0.00% of average daily net assets from Jan. 4, 2016 through Jan. 31, 2017. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class L shares are available only to Fund shareholders who held Class A shares of the Fund prior to the conversion of the Fund. Class L shares are closed to all additional purchases.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Interest payments on inflation-indexed debt securities will vary as the principal and/or interest is adjusted for inflation.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.40% of the Fund’s average daily net assets during the period from Jan. 4, 2016 through Jan. 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class L	Institutional Class
Total annual operating expenses	0.81%	1.56%	0.56%	0.56%
(without fee waivers)
Net expenses	0.40%	0.40%	0.40%	0.40%
(including fee waivers, if any)
Type of waiver*	Contractual	Contractual	Contractual	Contractual

*The contractual waiver period is from Jan. 4, 2016, through Jan. 31, 2017.

Performance of a $10,000 investment1

Average annual total returns from March 31, 2006 through March 31, 2016

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on March 31, 2006, and includes the effect of a 2.00% front-end sales charge and the reinvestment of all distributions.

The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been

Performance summary

Delaware Investments Ultrashort Fund

lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 3 through 6.

The graph also assumes $10,000 invested in the BofA Merrill Lynch U.S. 6-Month Treasury Bill Index as of March 31, 2006. The BofA Merrill Lynch U.S. 6-Month Treasury Bill Index tracks the performance of U.S. Treasury bills with a maturity of six months. The index comprises a single Treasury issue purchased at the beginning of the month, which is then sold at the end of the month and rolled into a newly selected issue that matures closest to, but not beyond, six months from the transaction date (known as the rebalancing date).

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DLTAX	245910609
Class C	DLTCX	245910708
Class L	DLTLX	245910807
Institutional Class	DULTX	245910500

Disclosure of Fund expenses

For the six-month period from October 1, 2015 to March 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2015 to March 31, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from October 1, 2015 to March 31, 2016 (Unaudited)

Delaware Investments Ultrashort Fund

Expense analysis of an investment of $1,000*

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratio	Expenses Paid During Period 10/1/15 to 3/31/16**

Actual Fund return†
Class A	$1,000.00	$1,003.00	0.24%	$1.20
Class C	1,000.00	1,003.00	0.24%	1.20
Class L	1,000.00	1,003.00	0.24%	1.20
Institutional Class***	1,000.00	1,003.90	0.40%	0.95

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,023.80	0.24%	$1.21
Class C	1,000.00	1,023.80	0.24%	1.21
Class L	1,000.00	1,023.80	0.24%	1.21
Institutional Class***	1,000.00	1,023.00	0.40%	2.02

*	In conjunction with the conversion, Class A shares became Class L shares and Consultant Class shares became Class A shares.

**	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

***	The Institutional Class Shares commenced operations on Jan. 5, 2016. The “Ending Account Value” and “Expense Paid During Period” for Actual Fund return reflect a shorter period of 87 days. The Hypothetical 5% return example assumes the entire half year period.

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Investments Ultrashort Fund	As of March 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Certificates of Deposit	9.49%
Commercial Paper	24.34%
Automobiles	2.00%
Banks	3.86%
Beverages	2.49%
Capital Goods	2.99%
Colleges & Universities	1.50%
Diversified Financial Services	8.23%
Pharmaceuticals	1.27%
Technology	2.00%

Corporate Bonds	35.30%
Banks	16.43%
Capital Goods	3.27%
Consumer Cyclical	8.31%
Consumer Non-Cyclical	2.53%
Electric	1.50%
Technology	3.26%

Non-Agency Asset-Backed Securities	30.69%
Total Value of Securities	99.82%
Receivables and Other Assets Net of Liabilities	0.18%
Total Net Assets	100.00%

Schedule of investments
Delaware Investments Ultrashort Fund	March 31, 2016

	Principal amount°	Value (U.S. $)

Certificates of Deposit – 9.49%

Bank of Montreal Chicago
0.696% 6/7/16 ●	2,500,000	$2,500,913
0.99% 10/17/16 ≠	1,500,000	1,501,479
Credit Suisse New York
1.28% 1/9/17 ≠	2,000,000	2,000,928
Royal Bank of Canada
0.874% 10/14/16 ●	3,500,000	3,500,868

Total Certificates of Deposit (cost $9,500,000)		9,504,188

Commercial Paper – 24.34%

Automobiles – 2.00%
BMW U.S. Capital 0.40% 4/28/16 ≠	2,000,000	1,999,388

		1,999,388

Banks – 3.86%
BNP Paribas New York 0.00% 4/1/16 ≠	880,000	879,992
Westpac Banking 0.967% 10/3/16 ≠	3,000,000	2,987,042

		3,867,034

Beverages – 2.49%
Coca-Cola 0.532% 6/8/16 ≠	2,500,000	2,497,873

		2,497,873

Capital Goods – 2.99%
John Deere Canada 0.32% 4/1/16 ≠	3,000,000	3,000,000

		3,000,000

Colleges & Universities – 1.50%
Cornell University 0.501% 6/9/16 ≠	1,500,000	1,498,305

		1,498,305

Diversified Financial Services – 8.23%
Charles Schwab 0.35% 4/1/16 ≠	4,750,000	4,750,000
JPMorgan Securities 0.623% 7/22/16 ≠	1,500,000	1,497,476
Total Capital Canada 0.556% 4/14/16 ≠	2,000,000	1,999,742

		8,247,218

Pharmaceuticals – 1.27%
Pfizer 0.461% 4/18/16 ≠	1,270,000	1,269,809

		1,269,809

Technology – 2.00%
Apple 0.43% 4/18/16 ≠	2,000,000	1,999,655

		1,999,655

Total Commercial Paper (cost $24,376,683)		24,379,282

Corporate Bonds – 35.30%

Banks – 16.43%
Bank of America 6.10% 6/15/17	1,500,000	1,569,283

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banks (continued)
Fifth Third Bank 2.30% 3/15/19	1,000,000	$1,009,455
Goldman Sachs Group 6.25% 9/1/17	1,000,000	1,064,721
JPMorgan Chase
1.85% 3/22/19	1,250,000	1,255,439
3.15% 7/5/16	1,000,000	1,006,330
Morgan Stanley 6.25% 8/28/17	1,500,000	1,594,351
Oesterreichische Kontrollbank 0.801% 8/10/17 ●	1,500,000	1,499,863
PNC Bank 1.95% 3/4/19	1,500,000	1,514,754
U.S. Bank 1.45% 1/29/18	1,500,000	1,509,587
Wells Fargo 3.676% 6/15/16 f	2,917,000	2,935,333
Wells Fargo Bank 1.175% 9/7/17 ●	1,500,000	1,501,699

		16,460,815

Capital Goods – 3.27%
Boeing Capital 2.125% 8/15/16	2,000,000	2,007,986
John Deere Capital 1.60% 7/13/18	1,250,000	1,260,429

		3,268,415

Consumer Cyclical – 8.31%
American Honda Finance 1.70% 2/22/19	1,250,000	1,260,914
Ford Motor Credit 8.00% 12/15/16	2,000,000	2,088,576
Target 6.00% 1/15/18	2,500,000	2,721,420
Toyota Motor Credit 0.80% 5/17/16	2,250,000	2,250,347

		8,321,257

Consumer Non-Cyclical – 2.53%
Anheuser-Busch Inbev Finance 1.90% 2/1/19	2,500,000	2,536,743

		2,536,743

Electric – 1.50%
National Rural Utilities Cooperative Finance 1.65% 2/8/19	1,500,000	1,505,051

		1,505,051

Technology – 3.26%
Apple 1.00% 5/3/18	2,000,000	2,004,740
Cisco Systems 1.40% 2/28/18	1,250,000	1,260,881

		3,265,621

Total Corporate Bonds (cost $35,199,567)		35,357,902

Non-Agency Asset-Backed Securities – 30.69%

Ally Master Owner Trust
Series 2014-1 A1 0.906% 1/15/19 ●	1,000,000	998,608
American Express Credit Account Master Trust
Series 2012-1 A 0.706% 1/15/20 ●	1,130,000	1,130,675
Series 2013-2 A 0.856% 5/17/21 ●	510,000	510,814

Schedule of investments

Delaware Investments Ultrashort Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

American Express Credit Account Secured Note Trust
Series 2012-4 A 0.676% 5/15/20 ●	2,000,000	$1,998,112
Bank of America Credit Card Trust
Series 2014-A2 A 0.706% 9/16/19 ●	730,000	730,000
Series 2014-A3 A 0.726% 1/15/20 ●	1,000,000	1,000,298
Series 2015-A1 A 0.766% 6/15/20 ●	1,160,000	1,160,819
BMW Floorplan Master Owner Trust
Series 2015-1A A 144A 0.936% 7/15/20 #●	1,000,000	1,000,402
BMW Vehicle Lease Trust
Series 2016-1 A2B 0.932% 1/22/18 ●	1,000,000	1,000,090
Capital One Multi-Asset Execution Trust
Series 2007-A2 A2 0.516% 12/16/19 ●	1,000,000	998,250
Series 2007-A5 A5 0.476% 7/15/20 ●	1,000,000	996,026
Series 2013-A3 A3 0.96% 9/16/19	1,000,000	1,000,565
Chase Issuance Trust
Series 2012-A10 A10 0.696% 12/16/19 ●	1,000,000	999,800
Series 2013-A7 A 0.866% 9/15/20 ●	1,000,000	1,000,356
Series 2014-A5 A5 0.806% 4/15/21 ●	1,010,000	1,009,053
Series 2015-A6 A6 0.686% 5/15/19 ●	750,000	749,850
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 0.712% 5/26/20 ●	1,000,000	998,705
Series 2013-A12 A12 0.85% 11/7/18 ●	1,000,000	1,000,089
Discover Card Execution Note Trust
Series 2013-A1 A1 0.736% 8/17/20 ●	1,400,000	1,399,648
Series 2014-A2 A2 0.818% 8/15/19 ●	1,085,000	1,084,220
Series 2015-A1 A1 0.786% 8/17/20 ●	1,000,000	999,503
Ford Credit Floorplan Master Owner Trust A
Series 2013-5 A2 0.906% 9/15/18 ●	1,000,000	1,000,056
Series 2015-2 A2 1.006% 1/15/22 ●	1,000,000	987,521
Hyundai Auto Lease Securitization Trust
Series 2016-A A2B 144A 0.986% 7/16/18 #●	1,000,000	1,000,332
Mercedes-Benz Master Owner Trust
Series 2015-AA A 144A 0.756% 4/15/19 #●	2,000,000	1,997,255
Nissan Auto Receivables Owner Trust
Series 2016-A A2B 0.786% 2/15/19 ●	1,000,000	1,000,312
Nissan Master Owner Trust Receivables
Series 2015-A A1 0.836% 1/15/20 ●	1,000,000	997,891
Volvo Financial Equipment Series
Series 2016-1A A3 144A 1.67% 2/18/20 #	2,000,000	2,000,493

Total Non-Agency Asset-Backed Securities (cost $30,745,772)		30,749,743

Total Value of Securities – 99.82% (cost $99,822,022)	$99,991,115

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $5,998,482, which represents 5.99% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

●	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Investments Ultrashort Fund	March 31, 2016

Assets:
Investments, at value[1]	$99,991,115
Cash	33,234
Receivable for securities sold	1,504,860
Interest receivable	212,534
Prepaid registration fees	47,541
Receivable for fund shares sold	1,130

Total assets	101,790,414

Liabilities:
Payable for securities purchased	1,499,220
Audit and tax fees payable	33,818
Payable for fund shares redeemed	30,860
Income distribution payable	12,795
Investment management fees payable	4,718
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,791
Trustees’ fees and expenses payable	1,019
Accounting and administration expenses payable to affiliates	408
Legal fees payable to affiliates	196
Other accrued expenses	29,294
Reports and statements to shareholders expenses payable to affiliates	3

Total liabilities	1,614,122

Total Net Assets	$100,176,292

Net Assets Consist of:
Paid-in capital	$99,962,482
Undistributed net investment income	519
Accumulated net realized gain on investments	44,198
Net unrealized appreciation of investments	169,093

Total Net Assets	$100,176,292

Net Asset Value
Class A2:
Net assets	$6,305,135
Shares of beneficial interest outstanding, unlimited authorization, no par	629,178
Net asset value per share	$10.02
Sales charge	2.00%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.22

Class C:
Net assets	$9,927,083
Shares of beneficial interest outstanding, unlimited authorization, no par	990,596
Net asset value per share	$10.02

Class L2:
Net assets	$83,641,294
Shares of beneficial interest outstanding, unlimited authorization, no par	8,346,380
Net asset value per share	$10.02

Institutional Class:
Net assets	$302,780
Shares of beneficial interest outstanding, unlimited authorization, no par	30,210
Net asset value per share	$10.02
[1]Investments,at cost	$99,822,022
[2]Inconjunction with the conversion, Class A shares became Class L shares and Consultant Class shares became Class A shares.

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Investments Ultrashort Fund	Year ended March 31, 2016

Investment Income:
Interest	$459,626

Expenses:
Management fees	681,451
Dividend disbursing and transfer agent fees and expenses	170,424
Distribution expenses — Class A*	13,285
Distribution expenses — Class C	91,880
Legal fees	100,048
Reports and statements to shareholders expenses	78,747
Registration fees	68,493
Accounting and administration expenses	51,357
Audit and tax fees	33,818
Dues and service fees	28,657
Custodian fees	14,719
Trustees’ fees and expenses	7,801
Other	6,101

1,346,781
Less expenses waived	(930,597)
Less waived distribution expenses — Class A*	(13,285)
Less waived distribution expenses — Class C	(91,880)
Less expense paid indirectly	(387)

Total operating expenses	310,632

Net Investment Income	148,994

Net Realized and Unrealized Gain:
Net realized gain on investments	45,656
Net change in unrealized appreciation (depreciation) of investments	169,093

Net Realized and Unrealized Gain	214,749

Net Increase in Net Assets Resulting from Operations	$363,743

*In conjunction with the conversion, Class A shares became Class L shares.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Investments Ultrashort Fund

	Year ended
	3/31/16	3/31/15
Increase in Net Assets from Operations:
Net investment income	$148,994	$55,871
Net realized gain	45,656	363
Net change in unrealized appreciation (depreciation)	169,093	—

Net increase in net assets resulting from operations	363,743	56,234

Dividends and Distributions to Shareholders from:
Net investment income:
Class A*	(7,362)	(1,588)
Class B	—	(37)
Class C	(11,987)	(2,477)
Class L*	(129,757)	(51,769)
Institutional Class	(288)	—

	(149,394)	(55,871)

Capital Share Transactions**:
Proceeds from shares sold:
Class A*	3,892,557	1,756,564
Class B	—	4,103
Class C	9,487,356	5,326,281
Class L*	43,840,979	78,115,470
Institutional Class	396,270	—

Net asset value of shares issued upon reinvestment of dividends:
Class A*	6,292	1,468
Class B	—	33
Class C	9,623	2,331
Class L*	116,454	50,222
Institutional Class	251	—

Capital contribution from Adviser***:
Class A*	8,961	—
Class C	16,212	—
Class L*	305,752	—

	58,080,707	85,256,472

	Year ended
	3/31/16	3/31/15
Capital Share Transactions** (continued):
Cost of shares redeemed:
Class A*	$(2,934,654)	$(3,114,937)
Class B	—	(350,492)
Class C	(8,070,529)	(7,295,857)
Class L*	(136,565,673)	(126,875,089)
Institutional Class	(94,427)	—

	(147,665,283)	(137,636,375)

Decrease in net assets derived from capital share transactions	(89,584,576)	(52,379,903)

Net Decrease in Net Assets	(89,370,227)	(52,379,540)

Net Assets:
Beginning of year	189,546,519	241,926,059

End of year	$100,176,292	$189,546,519

Undistributed net investment income	$519	$919

*In conjunction with the conversion, Class A shares became Class L shares and Consultant Class shares became Class A shares.

**See “Notes to financial statements.”

***See Note 2 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments Ultrashort Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Capital contribution from Adviser
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	The Class A shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of the Delaware Cash Reserve Fund Consultant Class shares.
[2]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.
[3]	The average shares outstanding have been applied for per share information for the year ended March 31, 2016.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

3/31/16[1,2]	3/31/15[1,2]	3/31/14[1,2]	3/31/13[1,2]	3/31/12[1,2]

$10.000	$10.000	$10.000	$10.000	$10.000

0.009	0.003	0.003	0.010	0.010
0.018	—	—	—	—
0.002	—	—	—	—

0.029	0.003	0.003	0.010	0.010

(0.009)	(0.003)	(0.003)	(0.010)	(0.010)

(0.009)	(0.003)	(0.003)	(0.010)	(0.010)

$10.020	$10.000	$10.000	$10.000	$10.000

0.32%	0.03%	0.03%	0.09%	0.06%

$6,305	$5,319	$6,675	$7,200	$8,045
0.19%	0.13%	0.15%	0.15%	0.16%
1.03%	0.98%	0.97%	0.99%	1.00%
0.14%	0.03%	0.03%	0.09%	0.06%
(0.70% )	(0.82% )	(0.79% )	(0.75% )	(0.78% )
123%	0%	0%	0%	0%

Financial highlights

Delaware Investments Ultrashort Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Capital contribution from Adviser
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	The Class C shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of the Delaware Cash Reserve Fund Class C shares.
[2]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.
[3]	The average shares outstanding have been applied for per share information for the year ended March 31, 2016.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

3/31/16[1,2]	3/31/15[1,2]	3/31/14[1,2]	3/31/13[1,2]	3/31/12[1,2]

$10.000	$10.000	$10.000	$10.000	$10.000

0.009	0.003	0.003	0.010	0.010
0.018	—	—	—	—
0.002	—	—	—	—

0.029	0.003	0.003	0.010	0.010

(0.009)	(0.003)	(0.003)	(0.010)	(0.010)

(0.009)	(0.003)	(0.003)	(0.010)	(0.010)

$10.020	$10.000	$10.000	$10.000	$10.000

0.32%	0.03%	0.03%	0.09%	0.06%

$9,927	$8,463	$10,430	$9,544	$11,472
0.19%	0.13%	0.15%	0.15%	0.16%
1.78%	1.73%	1.69%	1.69%	1.70%
0.14%	0.03%	0.03%	0.09%	0.06%
(1.45% )	(1.57% )	(1.51% )	(1.45% )	(1.48% )
123%	0%	0%	0%	0%

Financial highlights

Delaware Investments Ultrashort Fund Class L

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Capital contribution from Adviser
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	The Class L shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of the Delaware Cash Reserve Fund Class A shares.
[2]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per shares information listed have been revised/adjusted to reflect the reverse stock split.
[3]	The average shares outstanding have been applied for per share information for the year ended March 31, 2016.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

3/31/16[1,2]	3/31/15[1,2]	3/31/14[1,2]	3/31/13[1,2]	3/31/12[1,2]

$10.000	$10.000	$10.000	$10.000	$10.000

0.009	0.003	0.003	0.010	0.010
0.018	—	—	—	—
0.002	—	—	—	—

0.029	0.003	0.003	0.010	0.010

(0.009)	(0.003)	(0.003)	(0.010)	(0.010)

(0.009)	(0.003)	(0.003)	(0.010)	(0.010)

$10.020	$10.000	$10.000	$10.000	$10.000

0.32%	0.03%	0.03%	0.09%	0.06%

$83,641	$175,765	$224,475	$229,809	$258,416
0.19%	0.13%	0.15%	0.15%	0.16%
0.78%	0.73%	0.69%	0.69%	0.70%
0.14%	0.03%	0.03%	0.09%	0.06%
(0.45% )	(0.57% )	(0.51% )	(0.45% )	0.48%
123%	0%	0%	0%	0%

Financial highlights

Delaware Investments Ultrashort Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

1/5/16[1] to 3/31/16

Net asset value, beginning of period	$10.000

Income from investment operations:
Net investment income[2]	0.019
Net realized and unrealized gain	0.020

Total from investment operations	0.039

Less dividends and distributions from:
Net investment income	(0.019)

Total dividends and distributions	(0.019)

Net asset value, end of period	$10.020

Total return[3]	0.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$303
Ratio of expenses to average net assets	0.40%
Ratio of expenses to average net assets prior to fees waived	0.74%
Ratio of net investment income to average net assets	0.36%
Ratio of net investment gain to average net assets prior to fees waived	0.02%
Portfolio turnover	123% [4]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Portfolio turnover is representative of the Fund for the entire year.

Notes to financial statements
Delaware Investments Ultrashort Fund	March 31, 2016

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, Delaware Investments Ultrashort Fund (formerly, Delaware Cash Reserve® Fund) (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A (formerly Consultant Class), Class C, Class L (formerly Class A) and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.00%. Class L and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first 12 months. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares.

Following the close of business on Jan. 4, 2016, pursuant to a Plan of Reorganization (Reorganization), the Fund received all of the assets and liabilities of Delaware Cash Reserve Fund (Portfolio). The shareholders of the Portfolio received Class A shares, Class C shares and Class L shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Portfolio immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Portfolio as of the date of the Reorganization. For financial reporting purposes, the Portfolio’s operating history prior to the Reorganization is reflected in the Fund’s financial statements and financial highlights.

The investment objective of the Fund is to seek total return to the extent consistent with a relatively low volatility of principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principals (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of

Notes to financial statements

Delaware Investments Ultrashort Fund

1. Significant Accounting Policies (continued)

preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2013–March 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — This Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended March 31, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the year ended March 31, 2016, the Fund earned $387 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.30% on average daily net assets of the Fund effective Jan. 5, 2016. Prior to Jan. 5, 2016, the Fund paid DMC and the investment manager an annual fee which was calculated daily at a rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective Jan. 4, 2015, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.40% of the Fund’s average daily net assets from Jan. 4, 2016 through Jan. 31, 2017. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

In efforts to prevent a negative yield, prior to Jan. 4, 2016, DMC had voluntarily agreed to waive or limit its fees, assumed as its own expense certain expenses otherwise payable by the Fund (included acquired fund fees and expenses, taxes, interest, interest expenses, brokerage fees, certain insurance costs and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), and if necessary, made a capital infusion into the Fund to prevent a negative yield.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the year ended March 31, 2016, the Fund was charged $7,584 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. For the year ended March 31, 2016, the Fund was charged $33,179 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees

Notes to financial statements

Delaware Investments Ultrashort Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

are passed on to and paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fees of 0.25% of the average daily net assets of the Class A shares, and 1.00% of the average daily net assets of the Class C shares. Class L and Institutional Class shares pay no distribution and service fees. DDLP has contracted to limit the distribution and service fees to 0.00% of average daily net assets for Class A, and Class C shares from Jan. 4, 2016 through Jan. 31 2017. Prior to Jan. 4, 2016, these waivers were voluntary.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2016, the Fund was charged $34,507 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2016, DDLP received gross CDSC commissions of $2,605 and $4,817 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

On July 9, 2015, DMC made a capital contribution of $305,752, $16,212, and $8,961 to the Fund’s Class A, Class C and Class L, respectively, in order to facilitate the conversion of the Fund from a money market fund to an ultrashort-term bond fund while avoiding any capital gain or loss being recognized by the Fund’s shareholders.

3. Investments

For the year ended March 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$80,443,200
Sales	22,623,420

At March 31, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$99,822,022

Aggregate unrealized appreciation of investments	$190,386
Aggregate unrealized depreciation of investments	(21,293)

Net unrealized appreciation of investments	$169,093

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Investments Ultrashort Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 2
Certificates of Deposit	$9,504,188
Commercial Paper	24,379,282
Corporate Debt	35,357,902
Non-Agency Asset-Backed Securities	30,749,743

Total Value of Securities	$99,991,115

During the year ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2016, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2016 and 2015 was as follows:

	Year ended
	3/31/16	3/31/15
Ordinary income	$149,394	$55,871

5. Components of Net Assets on a Tax Basis

As of March 31, 2016, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$99,962,482
Undistributed ordinary income	57,512
Distributions payable	(12,795)
Net unrealized appreciation on investments	169,093

Net assets	$100,176,292

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. At March 31, 2016, there were no capital loss carryforwards incurred that will be carried forward under the Act.

For federal income tax purposes, $1,458 of capital loss carryforwards from prior years was utilized in the year ended March 31, 2016.

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/16	3/31/15
Shares sold:
Class A	2,125,950	1,756,564
Class B	—	4,103
Class C	8,569,077	5,326,281
Class L	43,934,930	78,115,470
Institutional Class	39,625	—

Shares issued upon reinvestment of dividends and distributions:
Class A	2,051	1,468
Class B	—	33
Class C	3,453	2,331
Class L	58,838	50,222
Institutional Class	25	—

	54,733,949	85,256,472

Shares tendered from reverse stock split*
Class A	(4,711,240)	—
Class C	(10,335,021)	—
Class L	(88,334,181)	—

Shares redeemed:
Class A	(2,114,899)	(3,114,937)
Class B	—	(350,892)
Class C	(5,726,225)	(7,295,857)
Class L	(123,384,023)	(126,875,089)
Institutional Class	(9,440)	—

	(234,615,029)	(137,636,775)

Net decrease	(179,881,080)	(52,380,303)

* On Jan. 5, 2016, the Fund recorded a reverse stock split to shareholders of record on Jan. 4, 2016, which resulted in a reduction of shares.

For the year ended March 31, 2015, 194,577 Class B shares were converted to 194,578 Class A shares (now, Class L shares) valued at $194,578. The respective amounts are included in Class B redemptions and Class L subscriptions in the table above and the “Statements of changes in net assets.”

Notes to financial statements

Delaware Investments Ultrashort Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of March 31, 2016 or at any time during the year then ended.

8. Credit and Market Risks

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 5% limit on investments in illiquid securities. As of March 31, 2016, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Cash Reserve

and the Shareholders of Delaware Investments Ultrashort® Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Delaware Investments Ultrashort Fund, formerly Delaware Cash Reserve® Fund, (constituting Delaware Group Cash Reserve, hereafter referred to as the “Fund”) at March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and broker and the application of alternative auditing procedures where confirmations of security purchases had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2016

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the year ended March 31, 2016, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distributions (Tax Basis)	100.00%
Total Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund’s total distributions.

For the fiscal year ended March 31, 2016, certain interest income paid by the Fund, determined to be qualified Interest Income, may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004 and as extended by the Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010 and made permanent by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2016, the Fund has reported maximum distributions of Qualified Interest Income of $135,680.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle[1,3]	President,	Trustee since
2005 Market Street	Chief Executive Officer,	September 2015
Philadelphia, PA 19103	and Trustee
February 1970		President and
Chief Executive Officer
since August 2015

Independent Trustees
Thomas L. Bennett	Chairman and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chairman since
March 2015
Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Shawn K. Lytle has served as	64	Trustee — UBS
President of		Relationship Funds,
Delaware Investments[2]		SMA Relationship
since June 2015 and was the		Trust, and UBS Funds
Regional Head of Americas for		(May 2010–April 2015)
UBS Global Asset
Management from
2010 through 2015.

Private Investor	64	Director —
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(2007–2011)

Chief Executive Officer	64	None
Private Wealth Management
(2011–2013) and
Market Manager,
New Jersey Private
Bank (2005–2011) —
J.P. Morgan Chase & Co.
Executive Vice President	64	Director and Audit Committee
(Emerging Economies		Member — Hercules
Strategies, Risks, and		Technology Growth
Corporate Administration)		Capital, Inc.
State Street Corporation		(2004–2014)
(July 2004–March 2011)

[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President —	64	Director, Audit Committee,
Drexel University		and Governance Committee
(August 2010–Present)		Member — Community
Health Systems
President —
Franklin & Marshall College		Director — Drexel
(July 2002–July 2010)		Morgan & Co.
Private Investor	64	None
(2004–Present)

Chief Executive Officer —	64	Trust Manager and
Banco Itaú		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman	64	Director — HSBC Finance
(2010–April 2013),		Corporation and HSBC
Chief Administrative		North America Holdings Inc.
Officer (2008–2010),
and Executive Vice		Director —
President and Chief		HSBC Bank
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Vice President and Treasurer	64	Director, Audit and
(January 2006–July 2012)		Compliance Committee Chair,
Vice President —		Investment Committee
Mergers & Acquisitions		Member, and Governance
(January 2003–January 2006),		Committee Member —
and Vice President		Okabena Company
and Treasurer
(July 1995–January 2003)		Chair — 3M
3M Corporation		Investment Management
Company
(2005–2012)

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President
2005 Market Street	General Counsel,	since May 2013;
Philadelphia, PA 19103	and Secretary	General Counsel
December 1963		since May 2015;
Secretary since
October 2005

Daniel V. Geatens	Vice President	Treasurer since October 2007
2005 Market Street	and Treasurer
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	64	None[3]
Senior Vice President of
the Fund(s) and
the investment advisor
since 2013, General Counsel
of the Fund(s) and
the investment advisor
since 2015, and Secretary
of the Fund(s) and the
investment advisor since 2005.
Daniel V. Geatens has served	64	None[3]
as Vice President and
Treasurer of the Fund(s)
since 2007 and Vice President
and Director of Financial
Administration of the
investment advisor since 2010.
Richard Salus has served as	64	None[3]
Senior Vice President
and Chief Financial Officer
of the Fund(s) and the
investment advisor since 2006.

[3]	Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman PNC Financial Services Group Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Investments Ultrashort Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/literature; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann D. Borowiec
Joseph W. Chow
Lucinda S. Landreth1
Frances A. Sevilla-Sacasa

Item 4. Principal Accountant Fees and Services

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolio of Delaware Group Cash Reserve (“Fund”), has advised the Audit Committee of the Board of Trustees of the Fund (“Audit Committee”) that, as of the date of the filing of this Annual Report on Form N-CSR, it is in discussions with the staff of the Securities and Exchange Commission (“SEC Staff”), or the SEC, regarding the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Under the SEC Staff’s interpretation of the Loan Rule, based on information provided to us by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds within the Delaware Investments Family of Funds investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Fund. PwC believes that, in light of the facts of these lending relationships, its ability to exercise objective judgment with respect to the audit of the Fund has not been impaired.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not affect PwC’s application of objective judgment in conducting its audits and issuing reports on the Fund’s financial statements; and (2) a reasonable investor with knowledge of the lending relationships described by PwC would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships and PwC’s representation that its objectivity was not impaired in conducting its audit of the Fund’s financial statements. In connection with this determination, PwC advised the Audit Committee that it believes PwC is independent and it continues to have discussions with the SEC Staff.

If the SEC were ultimately to determine that PwC was not independent with respect to the Fund for certain time periods, the Fund’s filings with the SEC that contain the Fund’s financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Fund could be required to have independent audits conducted on the Fund’s previously audited financial statements by another registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Fund’s ability to issue shares. Any of the foregoing possible outcomes potentially could have a material adverse effect on the Fund.

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $30,380 for the fiscal year ended March 31, 2016.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $28,000 for the fiscal year ended March 31, 2015.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Ms. Landreth qualifies as an audit committee financial expert by virtue of her experience as a financial analyst, her Chartered Financial Analyst (CFA) designation and her service as an audit committee chairperson for a non-profit organization.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2016.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $667,000 for the registrant’s fiscal year ended March 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2015.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $612,000 for the registrant’s fiscal year ended March 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; reporting up and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $3,438 for the fiscal year ended March 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2016.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $3,160 for the fiscal year ended March 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2015.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2016.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2015.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,036,000 and $7,530,526 for the registrant’s fiscal years ended March 31, 2016 and March 31, 2015, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	June 3, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	June 3, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 3, 2016